Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including loan fees	$ 6,815,026	$ 6,862,388	$ 19,800,654	$ 21,324,399	$ 28,033,620	$ 29,384,906	$ 28,878,744
Investment securities:
Taxable	149,309	172,813	449,758	514,997	689,229	865,173	766,632
Tax-exempt	200,555	236,519	639,699	714,089	941,479	953,850	1,103,039
Federal funds sold	516	688	2,018	1,861	2,492	9,937	21,429
Other interest income	46,815	37,835	167,361	112,601	163,355	205,919	811,914
Total interest income	7,212,221	7,310,243	21,059,490	22,667,947	29,830,175	31,419,785	31,581,758
Interest expense:
Money market and NOW accounts	418,325	361,292	1,222,126	1,159,089	1,546,429	1,465,504	1,384,693
Savings and time deposits	694,250	1,227,201	2,406,966	3,888,530	4,963,800	7,888,960	11,303,884
Short term borrowings	1,261	2,239	3,395	7,801	9,009	24,193	28,089
Junior subordinated debentures	126,461	126,461	376,632	375,258	501,718	501,858	501,718
Notes payable	322,308	342,698	997,342	1,020,161	1,362,045	1,410,080	1,999,116
Total interest expense	1,562,605	2,059,891	5,006,461	6,450,839	8,383,001	11,290,595	15,217,500
Net interest income	5,649,616	5,250,352	16,053,029	16,217,108	21,447,174	20,129,190	16,364,258
Provision for loan losses	975,000	1,500,000	3,350,000	4,800,000	6,600,000	8,500,000	6,000,000
Net interest income after provision for loan losses	4,674,616	3,750,352	12,703,029	11,417,108	14,847,174	11,629,190	10,364,258
Other income:
Service charges on deposit accounts	292,816	280,590	859,340	886,674	1,180,214	1,087,321	932,025
Trust services fee income	758,991	742,768	2,213,482	2,230,542	2,898,673	2,811,173	2,857,632
Mortgage fee income	845,797	410,188	2,254,232	844,012	1,766,778	2,618,909	1,546,565
Brokerage fee income	76,719	77,113	241,282	257,503	334,209	290,582	207,679
Gain (Loss) on sale, disposal and write-down of assets, net	5,341	54,444	388,243	59,202	(55,055)	(58,668)	(150,467)
Bank owned life insurance	186,339	146,235	522,612	432,956	572,216	573,940	557,627
Rent income	263,878	237,314	743,899	716,845	954,888	969,809	1,003,402
Investment advisory fees	82,431	78,815	253,732	246,268	329,518	307,608	357,456
Other	172,251	109,089	508,750	341,386	462,360	367,263	218,742
Total other income	2,684,563	2,136,556	7,985,572	6,015,388	8,443,801	8,967,937	7,530,661
Other expenses:
Salaries and employee benefits	3,325,001	2,925,690	9,991,271	8,680,789	11,333,831	10,165,339	8,281,869
Occupancy, equipment and office	1,093,872	1,108,480	3,334,457	3,287,177	4,408,651	3,747,946	3,253,722
Business development and marketing	437,506	326,081	1,134,115	961,592	1,362,572	1,242,421	1,284,734
Data processing	443,723	347,715	1,255,252	1,026,112	1,360,463	1,292,704	1,143,296
FDIC assessments	133,951	134,378	407,751	503,690	629,845	926,943	1,144,058
Core deposit intangible amortization	154,708	177,749	490,456	572,747	740,621	329,165
Other	339,586	466,642	1,109,150	1,255,619	1,606,744	1,611,429	1,576,063
Total other expenses	5,928,347	5,486,735	17,722,452	16,287,726	21,442,727	19,315,947	16,683,742
Income before income tax expense	1,430,832	400,173	2,966,149	1,144,770	1,848,248	1,281,180	1,211,177
Income tax expense	452,852	54,356	827,619	133,002	318,431	136,326	45,551
Net income	977,980	345,817	2,138,530	1,011,768	1,529,817	1,144,854	1,165,626
Less: Net income (loss) attributable to noncontrolling interest	13,142	2,659	39,466	29,706	39,532	34,505	(11,137)
Net income attributable to Nicolet Bankshares, Inc.	964,838	343,158	2,099,064	982,062	1,490,285	1,110,349	1,176,763
Less: Preferred stock dividends and discount accretion	305,000	663,752	915,000	1,156,332	1,461,332	985,160	1,001,017
Net income (loss) available to common shareholders	$ 659,838	$ (320,594)	$ 1,184,064	$ (174,270)	$ 28,953	$ 125,189	$ 175,746
Basic earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05
Diluted earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05
Weighted average common shares outstanding:
Basic (in shares)	3,414,561	3,472,064	3,448,916	3,466,960	3,468,658	3,452,358	3,499,793
Diluted (in shares)	3,431,321	3,472,064	3,465,031	3,466,960	3,487,760	3,481,042	3,528,102